RELATED PARTIES TRANSACTIONS AND BALANCES (Details Narrative) ₪ in Thousands, $ in Thousands							12 Months Ended
	May 21, 2025 USD ($)	May 21, 2025 ILS (₪)	Apr. 01, 2025 USD ($)	Apr. 01, 2025 ILS (₪)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)
Notes and other explanatory information [abstract]
Share-based compensation liability							₪ 1,622	$ 87	₪ 276
Bonus							₪ 60
Monthly salary			$ 16	₪ 50	$ 17	₪ 55
Provision of bonus	$ 94	₪ 300
Description of bonus	Monthly management fees have been updated to a total of NIS 130 thousand (approximately $41 thousand). The monthly payment for the component embodying social and related rights will be updated to a total of NIS 39 thousand (approximately $12 thousand). Vehicle expenses: The CEO will be given two options to choose from: (1) continuing the existing format and updating this component to a total of NIS 11 thousand (approximately $3.4 thousand) or (2) providing the CEO with a leasing vehicle (the value of the vehicle will not exceed NIS 250 thousand (approximately $78 thousand)). Accommodation (“Per Diem”) expenses - a total of NIS 5 thousand (approximately $1.6 thousand) each month.	Monthly management fees have been updated to a total of NIS 130 thousand (approximately $41 thousand). The monthly payment for the component embodying social and related rights will be updated to a total of NIS 39 thousand (approximately $12 thousand). Vehicle expenses: The CEO will be given two options to choose from: (1) continuing the existing format and updating this component to a total of NIS 11 thousand (approximately $3.4 thousand) or (2) providing the CEO with a leasing vehicle (the value of the vehicle will not exceed NIS 250 thousand (approximately $78 thousand)). Accommodation (“Per Diem”) expenses - a total of NIS 5 thousand (approximately $1.6 thousand) each month.